SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Product Revenues and Service revenues (Details)	12 Months Ended
Dec. 31, 2018 item store
Product Revenues
Number of Drugstore | store	1
Number of Drug Mall	1
Warranty period	30 days
Minimum percentage of surcharges and value added tax	0.00%
Maximum percentage of surcharges and value added tax	17.00%
Service revenues
Number of performance obligation	1